Summary of significant accounting policies	6 Months Ended
Sep. 30, 2020
Summary of significant accounting policies
2.	Summary of significant accounting policies

(a)   Basis of presentation

The accompanying unaudited condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP") for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for a complete set of financial statements. These unaudited condensed consolidated financial statements have been prepared on the same basis as the audited consolidated financial statements for the preceding fiscal year and include all adjustments as necessary for the fair statement of the Company's financial position as of September 30, 2020, and the results of operations and cash flows for the six months ended September 30, 2019 and 2020.

The unaudited condensed consolidated financial statements and related disclosures have been prepared with the presumption that users of the unaudited condensed consolidated financial statements have read or have access to the audited consolidated financial statements for the preceding fiscal year. The consolidated balance sheet as of March 31, 2020 has been derived from the audited consolidated financial statements as of that date but does not include all the information and footnotes required by U.S. GAAP for a complete set of financial statements. Accordingly, these unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto as of and for the year ended March 31, 2020. The accounting policies applied are consistent with those of the audited consolidated financial statements for the preceding fiscal year, except for the adoption of new accounting standards relating to allowance for doubtful accounts for accounts receivable (Note 2(d)), licensed copyrights (Note 2(e)) and goodwill (Note 2(f)). In addition, the Company changed the presentation of segment information as discussed in Note 5 and Note 22.

Effective on July 30, 2019, the Company subdivided each of its issued and unissued ordinary shares into eight ordinary shares (the “Share Subdivision”). Following the Share Subdivision, the Company’s authorized share capital became US$100,000 divided into 32,000,000,000 ordinary shares of par value US$0.000003125 per share. The number of issued and unissued ordinary shares as disclosed elsewhere in these unaudited condensed consolidated financial statements are presented on a basis after taking into account the effects of the Share Subdivision and have been retrospectively adjusted, where applicable.

Simultaneously with the Share Subdivision, the change in ratio of the Company’s ADS to ordinary share (the “ADS Ratio Change”) also became effective. Following the ADS Ratio Change, each ADS now represents eight ordinary shares. Previously, each ADS represented one ordinary share. Given that the ADS Ratio Change was exactly proportionate to the Share Subdivision, no new ADSs were issued to any ADS holder and the total number of the Company’s outstanding ADSs remains unchanged immediately after the Share Subdivision and the ADS Ratio Change became effective.

Translations of balances in the condensed consolidated balance sheet, condensed consolidated income statement, condensed consolidated statement of comprehensive income and condensed consolidated statement of cash flows from Renminbi ("RMB") into the United States Dollar (“US$”) as of and for the six months ended September 30, 2020 are solely for the convenience of the readers and are calculated at the rate of US$1.00=RMB6.7896, representing the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board on September 30, 2020. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at this rate, or at any other rate.

2.	Summary of significant accounting policies (Continued)

(b)   Use of estimates

The preparation of the unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities as of the date of the unaudited condensed consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. As of September 30, 2020, the Company considered the economic implications of the COVID-19 pandemic on its significant judgments and estimates. Given the impact and other unforeseen effects on the global economy from the COVID-19 pandemic, these estimates required increased judgment, and actual results could differ from these estimates.

(c)   Consolidation

The condensed consolidated financial statements include the financial statements of the Company and its subsidiaries, which include the PRC-registered entities directly or indirectly wholly owned by the Company (“WFOEs”) and variable interest entities (“VIEs”) over which the Company is the primary beneficiary. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation. The results of subsidiaries acquired or disposed of are recorded in the condensed consolidated income statements from the effective date of acquisition or up to the effective date of disposal, as appropriate. The nature of the businesses and activities of the consolidated VIEs have not changed materially from the preceding fiscal year.

(d)  Accounts receivable

Accounts receivable represents the amounts that the Company has an unconditional right to consideration. The Company maintains an allowance for doubtful accounts to reserve for potentially uncollectible receivable amounts. In April 2020, the Company adopted Accounting Standards Update (“ASU”) 2016-13, “Financial Instruments — Credit Losses (Topic 326): Measurement on Credit Losses on Financial Instruments”, including certain subsequent amendments, transitional guidance and other interpretive guidance within ASU 2018-19, ASU 2019-04, ASU 2019-05 , ASU 2019-11, ASU 2020-02 and ASU 2020-03 (collectively, including ASU 2016-13, “ASC 326”), issued by the Financial Accounting Standards Board (“FASB”). ASC 326 introduces an approach based on expected losses to estimate the allowance for doubtful accounts, which replaces the previous incurred loss impairment model. The Company’s estimation of allowance for doubtful accounts considers factors such as historical credit loss experience, age of receivable balances, current market conditions, reasonable and supportable forecasts of future economic conditions, as well as an assessment of receivables due from specific identifiable counterparties to determine whether these receivables are considered at risk or uncollectible. The Company assesses collectibility by pooling receivables that have similar risk characteristics and evaluates receivables individually when specific receivables no longer share those risk characteristics. The adoption of ASC 326 did not have a material impact on the Company’s financial position, results of operations and cash flows. The condensed consolidated financial statements as of March 31, 2020 and for the six months ended September 30, 2019 were not retrospectively adjusted.

2.	Summary of significant accounting policies (Continued)

(e)  Licensed copyrights

Licensed copyrights related to titles to movies, television series, variety shows, animations and other video content acquired from external parties are carried at the lower of unamortized cost or net realizable value. In April 2020, the Company adopted ASU 2019-02, “Entertainment — Films — Other Assets — Film Costs (Subtopic 926-20) and Entertainment — Broadcasters — Intangibles — Goodwill and Other (Subtopic 920-350)”, which clarifies when an entity should test films and license agreements for program material for impairment at the film-group level, amends the presentation and disclosure requirements for produced or licensed content and addresses statement of cash flows classification for license arrangements. As a result of the adoption of this new accounting update, the cash outflows for the acquisition of licensed copyrights are classified as operating activities in the condensed consolidated statements of cash flows prospectively beginning on April 1, 2020. Comparative figures were not retrospectively adjusted and were classified as investing activities in the condensed consolidated statements of cash flows for the six months ended September 30, 2019. The adoption of this guidance did not have a material impact on the Company’s financial position and results of operations.

(f)  Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed from the acquired entity as a result of the Company’s acquisitions of interests in its subsidiaries. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. The Company first assesses qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test. In the qualitative assessment, the Company considers factors such as macroeconomic conditions, industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations, business plans and strategies of the reporting unit, including consideration of the impact of the COVID-19 pandemic. Based on the qualitative assessment, if it is more likely than not that the fair value of a reporting unit is less than the carrying amount, the quantitative impairment test is performed.

In April 2020, the Company adopted ASU 2017-04, “Intangibles — Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment”, which simplifies how an entity is required to test goodwill for impairment by eliminating step two from the previous two-step goodwill impairment testing model. After adopting this guidance, the Company performs the quantitative impairment test by comparing the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not considered to be impaired. If the carrying amount of a reporting unit exceeds its fair value, the amount by which the carrying amount exceeds the reporting unit’s fair value is recognized as impairment. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, allocation of assets, liabilities and goodwill to reporting units, and determination of the fair value of each reporting unit. The adoption of this guidance did not have a material impact on the Company’s financial position, results of operations and cash flows.